Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 1,169,636
Right of use assets Acquisitions	132,219	₩ 243,649
Depreciation	(184,022)	(176,021)
Impairment loss	(1,994)
Others	(365)	10,162
Ending balance	1,115,474	1,169,636
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	363,789
Right of use assets Acquisitions	1,542	10,470
Depreciation	(17,501)	(15,582)
Impairment loss	(1,994)
Others	3,082	734
Ending balance	348,918	363,789
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	151,366
Right of use assets Acquisitions	58,116	49,929
Depreciation	(54,092)	(52,697)
Impairment loss	0
Others	(643)	(9,514)
Ending balance	154,747	151,366
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	355,604
Right of use assets Acquisitions	37,204	73,761
Depreciation	(47,797)	(55,481)
Impairment loss	0
Others	1,631	18,303
Ending balance	346,642	355,604
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	48,228
Right of use assets Acquisitions	12,501	38,410
Depreciation	(20,291)	(16,456)
Impairment loss	0
Others	4,633	7,622
Ending balance	45,071	48,228
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	220,754
Right of use assets Acquisitions	0	28,178
Depreciation	(24,684)	(22,920)
Impairment loss	0
Others	0	0
Ending balance	196,070	220,754
Others [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	29,895
Right of use assets Acquisitions	22,856	42,901
Depreciation	(19,657)	(12,885)
Impairment loss	0
Others	(9,068)	(6,983)
Ending balance	24,026	29,895
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	1,169,636	1,091,846
Ending balance		1,169,636
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	363,789	368,167
Ending balance		363,789
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	151,366	163,648
Ending balance		151,366
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	355,604	319,021
Ending balance		355,604
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	48,228	18,652
Ending balance		48,228
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	220,754	215,496
Ending balance		220,754
Date of initial application IFRS-16 [member] | Others [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 29,895	6,862
Ending balance		₩ 29,895